UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06574

The Latin American Discovery Fund, Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Arthur Lev 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-6963

Date of fiscal year end:	December 31, 2011

Date of reporting period:	September 30, 2011

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

The Latin American Discovery Fund, Inc.

Portfolio of Investments

Third Quarter Report

September 30, 2011 (unaudited)

	Shares	Value (000)
Common Stocks (98.7%)
Argentina (0.4%)
Commercial Banks
Banco Macro SA ADR	3,135	$63

Diversified Telecommunication Services
Telecom Argentina SA ADR	24,900	464
		527
Brazil (64.5%)
Beverages
Cia de Bebidas das Americas (Preference) ADR	240,300	7,365

Commercial Banks
Banco Bradesco SA (Preference)	58,080	856
Banco Bradesco SA ADR	323,910	4,791
Banco do Brasil SA	154,000	2,034
Itau Unibanco Holding SA (Preference)	179,001	2,765
Itau Unibanco Holding SA (Preference) ADR	332,142	5,155
Itausa - Investimentos Itau SA (Preference)	468,976	2,377
		17,978
Diversified Telecommunication Services
Telecomunicacoes de Sao Paulo SA ADR	163,435	4,323

Food Products
BRF - Brasil Foods SA	269,502	4,613

Health Care Providers & Services
Amil Participacoes SA	140,320	1,250
Diagnosticos da America SA	116,700	993
		2,243
Household Durables
MRV Engenharia e Participacoes SA	258,600	1,324
PDG Realty SA Empreendimentos e Participacoes	674,980	2,201
		3,525
Information Technology Services
Cielo SA	121,800	2,714

Metals & Mining
Gerdau SA ADR	162,700	1,160
Metalurgica Gerdau SA (Preference)	31,645	282
Vale SA	19,206	436
Vale SA (Preference)	36,912	770
Vale SA (Preference) ADR	598,645	12,571
Vale SA ADR	94,500	2,155
		17,374

	Shares	Value (000)
Oil, Gas & Consumable Fuels
Petroleo Brasileiro SA (Preference)	331,726	$3,370
Petroleo Brasileiro SA ADR	216,500	4,860
Petroleo Brasileiro SA Sponsored ADR	128,273	2,658
Ultrapar Participacoes SA	173,200	2,717
		13,605
Personal Products
Hypermarcas SA	210,800	991

Real Estate Management & Development
BR Malls Participacoes SA	171,900	1,756

Trading Companies & Distributors
Mills Estruturas e Servicos de Engenharia SA	82,900	851
		77,338
Chile (7.3%)
Beverages
Cia Cervecerias Unidas SA	90,771	952

Chemicals
Sociedad Quimica y Minera de Chile SA ADR	27,500	1,315

Commercial Banks
Banco Santander Chile ADR	17,700	1,300

Food & Staples Retailing
Cencosud SA	426,176	2,284

Independent Power Producers & Energy Traders
Empresa Nacional de Electricidad SA	1,160,341	1,681
Empresa Nacional de Electricidad SA ADR	3,500	152
		1,833
Metals & Mining
Antofagasta PLC	79,562	1,130
		8,814
Colombia (2.7%)
Food & Staples Retailing
Almacenes Exito SA	89,291	1,062

Oil, Gas & Consumable Fuels
Pacific Rubiales Energy Corp.	103,516	2,208
		3,270

	Shares	Value (000)
Mexico (19.3%)
Beverages
Fomento Economico Mexicano SAB de CV (Units) ADR (a)	76,522	$4,960

Chemicals
Mexichem SAB de CV	293,100	881

Commercial Banks
Grupo Financiero Banorte SAB de CV Series O	741,499	2,192

Construction & Engineering
Empresas ICA SAB de CV (b)	616,800	685

Consumer Finance
Compartamos SAB de CV	628,200	849

Food & Staples Retailing
Grupo Comercial Chedraui SA de CV	506,900	1,203

Household Durables
Desarrolladora Homex SAB de CV ADR (b)	46,673	630

Household Products
Kimberly-Clark de Mexico SAB de CV, Class A	196,000	1,000

Multiline Retail
El Puerto de Liverpool SAB de CV	107,600	694

Wireless Telecommunication Services
America Movil SAB de CV, Class L ADR	456,010	10,069
		23,163
Panama (1.5%)
Airlines
Copa Holdings SA, Class A	28,603	1,752

Peru (3.0%)
Commercial Banks
Credicorp Ltd.	38,900	3,586
Total Common Stocks (Cost $102,619)		118,450

Short-Term Investment (1.3%)
Investment Company (1.3%)
Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (c) (Cost $1,507)	1,506,564	1,507
Total Investments (100.0%) (Cost $104,126) (d)+		119,957
Other Assets in Excess of Liabilities (0.0%) (e)		14
Net Assets (100.0%)		$119,971

(a)	Consists of one or more classes of securities traded together as a unit; stocks with attached warrants.
(b)	Non-income producing security.
(c)

The Fund invests in the Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio - Institutional Class (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by the Liquidity Funds with respect to assets invested by the Fund in the Liquidity Funds.

(d)

The approximate market value and percentage of net assets, $1,130,000 and 0.9%, respectively, represent the securities that have been fair valued under the fair valuation policy for international investments as described in the Notes to the Portfolio of Investments.

+

At September 30, 2011, the U.S. Federal income tax cost basis of investments was approximately $104,126,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was approximately $15,831,000 of which approximately $29,843,000 related to appreciated securities and approximately $14,012,000 related to depreciated securities.

(e)	Amount is less than 0.05%
ADR	American Depositary Receipt.

Fair Value Measurement Information:

The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2011. (See Notes to the Portfolio of Investments for further information regarding fair value measurement.)

Investment Type	Level 1 Unadjusted quoted prices (000)	Level 2 Other significant observable inputs (000)	Level 3 Significant unobservable inputs (000)	Total (000)
Assets:
Common Stocks
Airlines	$1,752	$—	$—	$1,752
Beverages	13,277	—	—	13,277
Chemicals	2,196	—	—	2,196
Commercial Banks	25,119	—	—	25,119
Construction & Engineering	685	—	—	685
Consumer Finance	849	—	—	849
Diversified Telecommunication Services	4,787	—	—	4,787
Food & Staples Retailing	4,549	—	—	4,549
Food Products	4,613	—	—	4,613
Health Care Providers & Services	2,243	—	—	2,243
Household Durables	4,155	—	—	4,155
Household Products	1,000	—	—	1,000
Independent Power Producers & Energy Traders	1,833	—	—	1,833
Information Technology Services	2,714	—	—	2,714
Metals & Mining	17,374	1,130	—	18,504
Multiline Retail	694	—	—	694
Oil, Gas & Consumable Fuels	15,813	—	—	15,813
Personal Products	991	—	—	991
Real Estate Management & Development	1,756	—	—	1,756
Trading Companies & Distributors	851	—	—	851
Wireless Telecommunication Services	10,069	—	—	10,069
Total Common Stocks	117,320	1,130	—	118,450
Short-Term Investment - Investment Company	1,507	—	—	1,507
Total Assets	$118,827	$1,130	$—	$119,957

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of September 30, 2011, securities with a total value of approximately $1,130,000 transferred from Level 1 to Level 2. At September 30, 2011, the fair market value of certain securities were adjusted due to developments which occurred between the time of the close of the foreign markets on which they trade and the close of business on the NYSE which resulted in their Level 2 classification.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

Common Stocks (000)
Beginning Balance	$—	†
Purchases	—
Sales	—	‡
Amortization of discount	—
Transfers in	—
Transfers out	—
Change in unrealized appreciation/depreciation	—
Realized gains (losses)	—
Ending Balance	$—

Net change in unrealized appreciation/depreciation from investments still held as of September 30, 2011	$—

†             Includes one or more securities which are valued at zero.

‡             Includes one or more securities with proceeds from sales of zero.

The Latin American Discovery Fund, Inc.

Notes to the Portfolio of Investments • September 30, 2011 (unaudited)

Security Valuation: Securities listed on a foreign exchange are valued at their closing price except as noted below. Unlisted securities and listed securities not traded on the valuation date for which market quotations are readily available are valued at the mean between the current bid and ask prices. Equity securities listed on a U.S. exchange are valued at the latest quoted sales price on the valuation date. Equity securities listed or traded on NASDAQ, for which market quotations are available, are valued at the NASDAQ Official Closing Price. Short-term debt securities purchased with remaining maturities of 60 days or less are valued at amortized cost, unless the Board of Directors (the “Directors”) determines such valuation does not reflect the securities’ market value, in which case these securities will be valued at their fair value as determined in good faith under procedures adopted by the Directors.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Directors, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Most foreign markets close before the New York Stock Exchange (“NYSE”). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Directors.

Fair Value Measurement: Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosure (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Latin American Discovery Fund, Inc.

/s/ Arthur Lev
Arthur Lev
Principal Executive Officer
November 17, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Arthur Lev
Arthur Lev
Principal Executive Officer
November 17, 2011

/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 17, 2011